Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended					33 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020 HKD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
Net operating loss carried forward		¥ 949,175,000
Unrecognized tax benefits		0
Interest and penalties related to potential underpaid income tax expenses		0
Increases (decreases) in unrecognized tax benefits in next 12 months		¥ 0
NEW High And New Technology Enterprise | Beijing GEDU
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%
High and New Technology Enterprise
Income Taxes [Line Items]
Effective income tax rate	15.00%
High and New Technology Enterprise | Beijing Meikaida Education Technology Co., Ltd
Income Taxes [Line Items]
Effective income tax rate	15.00%		15.00%	15.00%	15.00%
Scenario Forecast | Small Low-Profit Enterprises
Income Taxes [Line Items]
Effective income tax rate							20.00%
Annual taxable income							¥ 1,000,000
Percentage of taxable income, less than one thousand							25.00%
Percentage of taxable income, more than one thousand but less than three thousand							50.00%
Scenario Forecast | Small Low-Profit Enterprises | Minimum
Income Taxes [Line Items]
Annual taxable income							¥ 1,000,000
Scenario Forecast | Small Low-Profit Enterprises | Maximum
Income Taxes [Line Items]
Annual taxable income							¥ 3,000,000
Hong Kong
Income Taxes [Line Items]
Effective income tax rate				16.50%
Effective income tax profit | $						$ 2,000
Hong Kong | First HK$2,000 of Assessable Profit
Income Taxes [Line Items]
Effective income tax rate						8.25%
Hong Kong | Profit Exceeding HK$2,000
Income Taxes [Line Items]
Effective income tax rate						16.50%